Income Taxes - Tax Effects of Temporary Differences Related to Deferred Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Allowance for loan losses	$ 326	$ 292
Stock based compensation	138	282
Allowance for losses on foreclosed real estate	0	11
Deferred compensation and ESOP	494	521
Intangible assets	0	54
Non-accrual loan interest	8	11
Other	13	0
Total deferred tax assets	979	1,171
Deferred tax liabilities
Depreciation	(266)	(208)
Deferred loan costs, net	(73)	(97)
FHLB stock dividends	(321)	(321)
Unrealized gains on securities available for sale	(1,762)	(138)
Prepaid expenses	(48)	(163)
Intangibles	(138)	(280)
Employee benefit expense	(107)	(183)
Total deferred tax liabilities	(2,715)	(1,390)
Net deferred tax (liability) asset	$ (1,736)	$ (219)